SHAREHOLDERS' EQUITY - Components of Accumulated Other Comprehensive Income (Loss) Net of Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance	€ 50,054	€ 26,248
Balance	71,632	50,054
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance	(3,377)	(2,824)
Net current-period other comprehensive income (loss)	(596)	(554)
Balance	(3,973)	(3,377)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	(212)	(241)
Net current-period other comprehensive income (loss)	355	29
Balance	144	(212)
Other comprehensive income (loss)
Balance	(3,589)	(3,064)
Net current-period other comprehensive income (loss)	(240)	(525)
Balance	€ (3,829)	€ (3,589)